Long-Term Investments - Additional Information (Details) - 1 months ended Apr. 30, 2017 - Yibon Hotel Group Co., Ltd	CNY (¥)	USD ($)
Investment [Line Items]
Cost method ownership percentage	30.00%	30.00%
Payment to acquire cost method investment	¥ 103,701,474	$ 15,938,625
Shareholder option right percentage	12.50%	12.50%